FINANCIAL INSTRUMENTS (Details 3) - Currency risk [member]	Dec. 31, 2023 Number
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rate	4.8413
United States of America, Dollars | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	4.9408
United States of America, Dollars | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	6.0516
United States of America, Dollars | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	7.2620
EUR [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	5.3516
EUR [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	5.3474
EUR [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	6.6895
EUR [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	8.0274
USD x EUR [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.1054
USD x EUR [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.0823
USD x EUR [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.3818
USD x EUR [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.6581